CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 2-17613; 1940 Act File No. 811-01028; CIK #000052858) ("Registrant") hereby certifies (a) that the form of Prospectus with respect to Equity Funds, the form of Prospectus with respect to Fixed Income Funds, the form of Prospectus with respect to Class E shares and the form of Prospectus with respect to Class R shares used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 149 ("Amendment No. 149") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 149 was filed electronically.

IVY FUNDS

Dated: August 5, 2008	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel